Business Combination - Schedule of Shares of Common Stock of Business Combination (Parentheticals) (Details) - shares subject to the Forward Purchase Agreement [Member]	12 Months Ended
Dec. 31, 2024 shares
Common Class A [Member]
Schedule of Shares of Common Stock of Business Combination [Line Items]
Shares subject to the Forward Purchase Agreement	361,556
Common Class B [Member]
Schedule of Shares of Common Stock of Business Combination [Line Items]
Shares subject to the Forward Purchase Agreement	361,556